Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of the beginning of the year	$ 1,210	$ 938
Increases (decreases) related to prior year tax provisions	40	14
Increase related to current year tax provisions	431	286
Unrecognized tax benefits as of the end of the year	$ 1,681	$ 1,210